Income Taxes	12 Months Ended
Aug. 31, 2019
Income Taxes [Abstract]
Income Taxes

25. INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s net deferred tax liability consists of the following:

		2018
	2019	(restated, note 2)
	$	$
Deferred tax assets	4	4
Deferred tax liabilities	(1,875)	(1,884)
Net deferred tax liability	(1,871)	(1,880)

Significant changes recognized to deferred income tax assets (liabilities) are as follows:

	Property,plant andequipmentandsoftwareassets	Broadcastrights,licences,customerrelationships,trademarkand brands	Partnershipincome	Non-capitallosscarry-forwards	Accruedcharges	Total
	$	$	$	$	$	$
Balance at September 1, 2017 (restated, note 2)	(265)	(1,680)	39	51	(4)	(1,859)
Recognized in statement of income	(22)	(53)	(10)	17	77	9
Recognized in other comprehensive income	-	-	-	-	(30)	(30)
Balance at August 31, 2018	(287)	(1,733)	29	68	43	(1,880)
Recognized in statement of income	(12)	107	(61)	25	(63)	(4)
Recognized in other comprehensive income	-	-	-	-	13	13
Balance at August 31, 2019	(299)	(1,626)	(32)	93	(7)	(1,871)

The Company has capital loss carryforwards of approximately $44 for which no deferred income tax asset has been recognized in the accounts. These capital losses can be carried forward indefinitely.

The Company has non-capital loss carryforwards of approximately $446 for which no deferred income tax asset has been recognized in the accounts. The balance expires in varying annual amounts from 2034 to 2036.

The Company has taxable temporary differences associated with its investment in its subsidiaries. No deferred tax liabilities have been provided with respect to such temporary differences as the Company is able to control the timing of the reversal and such reversal is not probable in the foreseeable future.

The income tax expense differs from the amount computed by applying the statutory rates to income before income taxes for the following reasons:

		2018
	2019	(restated, note 2)
Current statutory income tax rate	26.8%	26.9%
Income tax expense at current statutory rates	228	45
Net increase (decrease) in taxes resulting from:
Effect of tax rate changes	(102)	28
Equity (income) loss of an associate not recognized	(12)	54
Other	4	1
Income tax expense	118	128

The statutory income tax rate for the Company decreased from 26.9% in 2018 to 26.8% in 2019 as a result of provincial tax rate changes.

The components of income tax expense are as follows:

		2018
	2019	(restated, note 2)
	$	$
Current income tax expense	114	137
Deferred tax expense (recovery) related to temporary differences	106	(37)
Deferred tax expense (recovery) from tax rate changes	(102)	28
Income tax expense	118	128